Filed electronically with the Securities and Exchange Commission on November 13, 2009

                                                      1933 Act File No. 33-34645
                                                     1940 Act File No. 811-06103

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 33

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 37


                              INVESTORS CASH TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, NY 10154-0004
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000

        John Millette, Secretary                         With a copy to:
          Investors Cash Trust                          Deborah B. Eades
            One Beacon Street                            David A. Sturms
            Boston, MA  02108                           Vedder Price P.C.
 (Name and Address of Agent for Service)            222 North LaSalle Street
                                                      Chicago, Illinois  60601

It is proposed that this filing will become effective (check appropriate box):

[__]      Immediately upon filing pursuant to paragraph (b)
[ x ]     On November 30, 2009 pursuant to paragraph (b)
[__]      60 days after filing pursuant to paragraph (a)(1)
[__]      On ______________ pursuant to paragraph (a)(1)
[__]      75 days after filing pursuant to paragraph (a)(2)
[__]      On ______________ pursuant to paragraph (a)(2) of Rule 485

          If appropriate, check the following box:
[ x ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------


This Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (the "Amendment") for Investors Cash Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until November 30, 2009, the effectiveness of Post-Effective Amendment No. 32, which was filed with the Commission on August 31, 2009 (Accession No. 0000088053-09-000982) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and designated an effective date of 75 days after filing.

This post-effective amendment incorporates by reference the Prospectus and Statement of Additional Information solely relating to the following series of the Registrant:

o        DWS Variable NAV Money Fund

This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the Registrant's other series or classes.

                              PART A -- PROSPECTUS
                             ----------------------

The Prospectus for DWS Variable NAV Money Fund is incorporated by reference to Part A of Post-Effective Amendment No. 32 to the Trust's Registration Statement filed on August 31, 2009: (Accession No. 0000088053-09-000982).


                  PART B -- STATEMENT OF ADDITIONAL INFORMATION
                 ----------------------------------------------


The Statement of Additional Information for DWS Variable NAV Money Fund is incorporated by reference to Part B of Post-Effective Amendment No. 32 to the Trust's Registration Statement filed on August 31, 2009: (Accession No. 0000088053-09-000982).

                            PART C. OTHER INFORMATION

   Item 23        Exhibits
   -------        --------

                    (a)                     Amended and Restated Declaration of Trust, dated June 2, 2008, is incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement.

                    (b)                     By-laws of the Registrant, dated April 1, 2008, are incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.

                    (c)           (1)       Text of Share Certificate is incorporated by reference to Post-Effective
                                            Amendment No. 7 to the Registration Statement.

                                  (2)       Amended and Restated Establishment and Designation of Series and Classes of
                                            Shares of Beneficial Interest, Without Par Value, dated January 22, 2009, is incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.

                                  (3)       Amended and Restated Establishment and Designation of Series and Classes of
                                            Shares of Beneficial Interest, Without Par Value, dated July 15, 2009, is incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.

                    (d)                     Amended and Restated Investment Management Agreement between the Registrant, on behalf of Treasury Portfolio and Central Cash Management Fund, and
                                            Deutsche Investment Management Americas Inc., dated May 1, 2008 (Schedules I and II as amended October 1, 2009), is incorporated by reference to
                                            Amendment No. 35 to the Registration Statement.

                    (e)           (1)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Scudder Distributors, Inc., dated April 5, 2002, incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                                  (2)       Form of Selling Group Agreement is incorporated by reference to
                                            Post-Effective Amendment No. 7 to the Registration Statement.

                    (f)                     Not applicable.

                    (g)                     Master Custodian Agreement between the Registrant, and State Street Bank and
                                            Trust Company, dated November 17, 2008, is incorporated by reference to
                                            Post-Effective Amendment No. 31 to the Registration Statement.

                    (h)           (1)       Agency Agreement, dated April 1, 2007, between the Registrant and DWS
                                            Scudder Investments Service Company, is incorporated by reference to
                                            Post-Effective Amendment No. 29 to the Registration Statement.

                                  (2)       Administration and Shareholder Services Agreement, dated October 1, 1991, is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                                  (3)       Amendment to Administration and Shareholder Services Agreement, dated
                                            December 1, 1993, is incorporated by reference to Post-Effective Amendment
                                            No. 7 to the Registration Statement.



                                       3

                                  (4)       Assignment and Assumption Agreement, dated February 1, 1995, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                                  (5)       Administration and Shareholder Services Agreement on behalf of the Treasury
                                            Portfolio Premier Money Market Shares, dated November 30, 1999, is incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.

                                  (6)       Amended and Restated Administration and Shareholder Services Agreement
                                            between the Registrant, on behalf of Treasury Portfolio Service Shares, and
                                            Kemper Distributors, Inc, dated January 24, 2000, is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement.

                                  (7)       Supplement to Services Agreement on behalf of Treasury Portfolio, dated
                                            January 1, 1999, is incorporated by reference to Post-Effective Amendment
                                            No. 19 to the Registration Statement.

                                  (8)       Shareholder Services Agreement between the Registrant and Scudder
                                            Distributors, Inc., dated July 1, 2001, is incorporated by reference to
                                            Post-Effective Amendment No. 21 to the Registration Statement.

                                  (9)       Letters of Indemnity to the Scudder Funds dated September 10, 2004; and
                                            Letter of Indemnity to the Independent Directors/Trustees dated
                                            September 10, 2004, incorporated by reference to Post-Effective Amendment
                                            No. 25 to the Registration Statement.

                                  (10)      Administration and Shareholder Services Agreement between the Registrant, on behalf of the Treasury Portfolio -- Investment Class and DWS Scudder
                                            Distributors, Inc., dated May 21, 2007, is incorporated by reference to
                                            Post-Effective Amendment No. 29 to the Registration Statement.

                                  (11)      Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between DWS
                                            Scudder Distributors, Inc. and certain financial intermediaries is filed herein.

                                  (12)      Amended and Restated Administrative Services Agreement between the
                                            Registrant, on its behalf and on behalf of Treasury Portfolio and Central
                                            Cash Management Fund, and Deutsche Investment Management Americas Inc.,
                                            dated October 1, 2008 (Schedule I and Appendix C as amended October 1,
                                            2009), is incorporated by reference to Amendment No. 35 to the Registration
                                            Statement.

                                  (13)      Form of Expense Limitation Agreement, dated October 1, 2007, between the
                                            Registrant and Deutsche Investment Management Americas Inc. is filed herein.

                                  (14)      Exclusive Placement Agent Agreement between the Registrant, on behalf of
                                            Central Cash Management Fund, and DWS Investments Distributors, Inc., dated
                                            October 1, 2009, is incorporated by reference to Amendment No. 35 to the
                                            Registration Statement.

                                  (15)      Transfer Agency and Service Agreement, dated October 1, 2009, between the
                                            Registrant, on behalf of Central Cash Management Fund, and State Street Bank
                                            and Trust Company is incorporated by reference to Amendment No. 36 to the
                                            Registration Statement.



                                       4

                    (i)           (1)       Legal Opinion of Counsel is incorporated by reference to Post-Effective
                                            Amendment No. 22 to the Registration Statement.

                                  (2)       Legal Opinion of Counsel on behalf of the DWS U.S. Treasury Money Fund Class
                                            S Shares and Investment Class Shares of Treasury Portfolio is incorporated by reference to Post-Effective Amendment No. 28 to the Registration
                                            Statement.

                    (j)           (1)       Consent of Independent Registered Accounting Firm (to be filed by amendment).

                                  (2)       Tax Opinion of Counsel on behalf of the Central Cash Management Fund is incorporated by reference to Amendment No. 36 to the Registration Statement.

                    (k)                     Not applicable.

                    (l)                     Not applicable.

                    (m)           (1)       12b-1 Plan between the Registrant, on behalf of the Treasury Portfolio -
                                            Premier Money Market Shares is incorporated by reference to Post-Effective
                                            Amendment No. 17 to the Registration Statement.

                                  (2)       12b-1 Plan between the Registrant, on behalf of the Treasury Portfolio --
                                            Investment Class, dated May 21, 2007 incorporated by reference to
                                            Post-Effective Amendment No. 29 to the Registration Statement.

                    (n)                     Amended and Restated Multi-Distribution System Plan - Rule 18f-3 Plan, on
                                            behalf of the Treasury Portfolio, dated March 11, 2009, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement.

                    (p)           (1)       Code of Ethics for Deutsche Asset Management-U.S., dated January 1, 2009, is incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.

                                  (2)       Consolidated Fund Code of Ethics, dated March 14, 2006, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.


Item 24           Persons Controlled by or under Common Control with Fund
-------           -------------------------------------------------------

                  None

Item 25           Indemnification
-------           ---------------

                  Article IV of the Registrant's Amended and Restated Declaration of Trust (Exhibit (a) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Amended and Restated Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Amended and Restated Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                  1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DIMA will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DIMA and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                  5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that Deutsche Asset Management has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DIMA.

Item 26           Business and Other Connections of Investment Advisor
-------           ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27           Principal Underwriters
-------           ----------------------

                  (a)

                  DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Michael J. Woods               Director, Chairman of the Board, CEO and  None
         345 Park Avenue                President
         New York, NY 10154

         Michael Colon                  Director                                  None
         345 Park Avenue
         New York, NY 10154

         Matthew Eisenhardt             Chief Operating Officer                   None
         222 South Riverside Plaza
         Chicago, IL 60606

         Cliff Goldstein                Chief Financial Officer and Treasurer     None
         100 Plaza One
         Jersey City, NJ 07311

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue                                                          and Treasurer
         New York, NY 10154

         Donna White                    Chief Compliance Officer                  None
         280 Park Avenue
         New York, NY 10017

         Jason Vazquez                  Vice President and AML Compliance Officer Anti-Money Laundering
         280 Park Avenue                                                          Compliance Officer
         New York, NY 10017



                                       8

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Caroline Pearson               Secretary                                 Assistant Secretary
         One Beacon Street
         Boston, MA 02108

         Philip J. Collora              Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL 60606

         Patricia DeFilippis            Assistant Secretary                       None
         280 Park Avenue
         New York, NY 10017

         Anjie LaRocca                  Assistant Secretary                       None
         280 Park Avenue
         New York, NY 10017


         (c)      Not applicable


Item 28           Location of Accounts and Records
-------           --------------------------------

                  Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, NY 10154, at the offices of the Registrant's principal underwriter, DWS Investments Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions or transfer agency functions, at the offices of the custodian, State Street Bank and Trust Company, Lafayette Corporate Center, 2 Avenue De Lafayette, Boston, Massachusetts 02111or, in the case of records concerning transfer agency functions, at the offices of DST Systems, Inc., 127 West 10th Street, Kansas City, MO 64105 and of the shareholder service agent, DWS Investments Service Company, 210 West 10th Street, Kansas City, Missouri 64105.

Item 29           Management Services
-------           -------------------

                  Not applicable.

Item 30           Undertakings
-------           ------------

                  Not applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 12th day of November 2009.

                                         INVESTORS CASH TRUST

                                          By:  /s/Michael G. Clark
                                              -----------------------------
                                              Michael G. Clark*

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/Michael G. Clark
 -------------------------------------
 Michael G. Clark*                          President                                    November 12, 2009

 /s/Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        November 12, 2009

 /s/John W. Ballantine
 -------------------------------------
 John W. Ballantine*                        Trustee                                      November 12, 2009

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Trustee                                      November 12, 2009

 /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Trustee                                      November 12, 2009

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Trustee                                      November 12, 2009

 /s/Paul K. Freeman
 -------------------------------------
 Paul K. Freeman*                           Chairperson and Trustee                      November 12, 2009

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froewiss*                       Trustee                                      November 12, 2009

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Trustee                                      November 12, 2009

 /s/William McClayton
 -------------------------------------
 William McClayton*                         Trustee                                      November 12, 2009

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Trustee                                      November 12, 2009

 /s/William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr.*                    Trustee                                      November 12, 2009



 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Trustee                                      November 12, 2009

 /s/Robert H. Wadsworth
 -------------------------------------
 Robert H. Wadsworth*                       Trustee                                      November 12, 2009

 /s/Axel Schwarzer
 -------------------------------------
 Axel Schwarzer*                            Trustee                                      November 12, 2009

*By:     /s/Caroline Pearson
         -----------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post Effective Amendment No. 30 to the Registration Statement, as filed on July 29, 2008; and as filed on July 29, 2009 in Post-Effective Amendment No. 31 to the Registration Statement.

                                                      1933 Act File No. 33-34645
                                                     1940 Act File No. 811-06103



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 33
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 37

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              INVESTORS CASH TRUST

                              INVESTORS CASH TRUST

                                  EXHIBIT INDEX

                                     (h)(11)
                                     (h)(13)






                                       11